Share Incentive Plans	12 Months Ended
Dec. 31, 2010
Share Incentive Plans [Abstract]
Share Incentive Plans
14. Share Incentive Plans
     On May 15, 2002, the shareholders of EQR approved the Company’s 2002 Share Incentive Plan. The maximum aggregate number of awards that may be granted under this plan may not exceed 7.5% of the Company’s outstanding Common Shares calculated on a “fully diluted” basis and determined annually on the first day of each calendar year. As of January 1, 2011, this amount equaled 22,785,696, of which 5,395,739 shares were available for future issuance. No awards may be granted under the 2002 Share Incentive Plan, as restated, after February 20, 2012.
     Pursuant to the 2002 Share Incentive Plan, as restated, and the Amended and Restated 1993 Share Option and Share Award Plan, as amended (collectively the “Share Incentive Plans”), officers, trustees and key employees of the Company may be granted share options to acquire Common Shares (“Options”) including non-qualified share options (“NQSOs”), incentive share options (“ISOs”) and share appreciation rights (“SARs”), or may be granted restricted or non-restricted shares, subject to conditions and restrictions as described in the Share Incentive Plans. In addition, each year prior to 2007, certain executive officers of the Company participated in the Company’s performance-based restricted share plan. Effective January 1, 2007, the Company elected to discontinue the award of performance-based award grants. Options, SARs, restricted shares, performance shares and LTIP Units (see discussion below) are sometimes collectively referred to herein as “Awards”.
     The Options are generally granted at the fair market value of the Company’s Common Shares at the date of grant, vest in three equal installments over a three-year period, are exercisable upon vesting and expire ten years from the date of grant. The exercise price for all Options under the Share Incentive Plans is equal to the fair market value of the underlying Common Shares at the time the Option is granted. Options exercised result in new Common Shares being issued on the open market. The Amended and Restated 1993 Share Option and Share Award Plan, as amended, will terminate at such time as all outstanding Awards have expired or have been exercised/vested. The Board of Trustees may at any time amend or terminate the Share Incentive Plans, but termination will not affect Awards previously granted. Any Options which had vested prior to such a termination would remain exercisable by the holder.
     Restricted shares that have been awarded through December 31, 2010 generally vest three years from the award date. In addition, the Company’s unvested restricted shareholders have the same voting rights as any other Common Share holder. During the three-year period of restriction, the Company’s unvested restricted shareholders receive quarterly dividend payments on their shares at the same rate and on the same date as any other Common Share holder. As a result, dividends paid on unvested restricted shares are included as a component of retained earnings and have not been considered in reducing net income available to Common Shares in a manner similar to the Company’s preferred share dividends for the earnings per share calculation. If employment is terminated prior to the lapsing of the restriction, the shares are generally canceled.
     In December 2008, the Company’s 2002 Share Incentive Plan was amended to allow for the issuance of long-term incentive plan units (“LTIP Units”) to officers of the Company as an alternative to the Company’s restricted shares. LTIP Units are a class of partnership interests that under certain conditions, including vesting, are convertible by the holder into an equal number of OP Units, which are redeemable by the holder for EQR Common Shares on a one-for-one basis or the cash value of such shares at the option of the Company. In connection with the February 2009 grant of long-term incentive compensation for services provided during 2008, officers of the Company were allowed to choose, on a one-for-one basis, between restricted shares and LTIP Units. Similar to restricted shares, LTIP Units generally vest three years from the award date. In addition, LTIP Unit holders receive quarterly dividend payments on their LTIP Units at the same rate and on the same date as any other OP Unit holder. As a result, dividends paid on LTIP Units are included as a component of Noncontrolling Interests — Operating Partnership and have not been considered in reducing net income available to Common Shares in a manner similar to the Company’s preferred share dividends for the earnings per share calculation. If employment is terminated prior to vesting, the LTIP Units are generally canceled. An LTIP Unit will automatically convert to an OP Unit when the capital account of each LTIP Unit increases (“books-up”) to a specified target. If the capital target is not attained within ten years following the date of issuance, the LTIP Unit will automatically be canceled and no compensation will be payable to the holder of such canceled LTIP Unit.
     The Company’s Share Incentive Plans provide for certain benefits upon retirement at or after age 62. As of November 4, 2008, but effective as of January 1, 2009, the Company changed the definition of retirement for employees (including all officers but not non-employee members of the Company’s Board of Trustees) under its Share Incentive Plans. For employees hired prior to January 1, 2009, retirement generally will mean the termination of employment (other than for cause): (i) on or after age 62; or (ii) prior to age 62 after meeting the requirements of the Rule of 70 (described below). For employees hired after January 1, 2009, retirement generally will mean the termination of employment (other than for cause) after meeting the requirements of the Rule of 70.
     The Rule of 70 is met when an employee’s years of service with the Company (which must be at least 15 years) plus his or her age (which must be at least 55 years) on the date of termination equals or exceeds 70 years. In addition, the employee must give the Company at least 6 months’ advance written notice of his or her intention to retire and sign a release upon termination of employment, releasing the Company from customary claims and agreeing to ongoing non-competition and employee non-solicitation provisions.
     John Powers, Executive Vice President — Human Resources, became eligible for retirement in 2009 as he turned 62. Frederick C. Tuomi, President — Property Management, became eligible for retirement under the Rule of 70 in 2009. Bruce C. Strohm, Executive Vice President and General Counsel, became eligible for retirement under the Rule of 70 in 2010. David J. Neithercut, Chief Executive Officer and President, will become eligible for retirement under the Rule of 70 in 2011.
     For employees hired prior to January 1, 2009, who retire at or after age 62, such employee’s unvested restricted shares, LTIP Units and share options would immediately vest, and share options would continue to be exercisable for the balance of the applicable ten-year option period, as was provided under the Share Incentive Plans prior to the adoption of the Rule of 70. For all other employees (those hired after January 1, 2009 and those hired before such date who choose to retire prior to age 62), upon such retirement under the new Rule of 70 definition of retirement of employees, such employee’s unvested restricted shares, LTIP Units and share options would continue to vest per the original vesting schedule (subject to immediate vesting upon the occurrence of a subsequent change in control of the Company or the employee’s death), and options would continue to be exercisable for the balance of the applicable ten-year option period, subject to the employee’s compliance with the non-competition and employee non-solicitation provisions. If an employee violates these provisions after such retirement, all unvested restricted shares, unvested LTIP Units and unvested and vested share options at the time of the violation would be void, unless otherwise determined by the Compensation Committee of the Company’s Board of Trustees.
     The following tables summarize compensation information regarding the performance shares, restricted shares, LTIP Units, share options and Employee Share Purchase Plan (“ESPP”) for the three years ended December 31, 2010, 2009 and 2008 (amounts in thousands):

	Year Ended December 31, 2010
	Compensation	Compensation	Compensation	Dividends
	Expense	Capitalized	Equity	Incurred
Restricted shares	$8,603	$1,178	$9,781	$1,334
LTIP Units	2,334	190	2,524	138
Share options	6,707	714	7,421	—
ESPP discount	1,231	59	1,290	—

Total	$18,875	$2,141	$21,016	$1,472

	Year Ended December 31, 2009
	Compensation	Compensation	Compensation	Dividends
	Expense	Capitalized	Equity	Incurred
Performance shares	$103	$76	$179	$—
Restricted shares	10,065	1,067	11,132	1,627
LTIP Units	1,036	158	1,194	254
Share options	5,458	538	5,996	—
ESPP discount	1,181	122	1,303	—

Total	$17,843	$1,961	$19,804	$1,881

	Year Ended December 31, 2008
	Compensation	Compensation	Compensation	Dividends
	Expense	Capitalized	Equity	Incurred
Performance shares	$(8)	$—	$(8)	$—
Restricted shares	15,761	1,517	17,278	2,175
Share options	5,361	485	5,846	—
ESPP discount	1,197	92	1,289	—

Total	$22,311	$2,094	$24,405	$2,175

     Compensation expense is generally recognized for Awards as follows:
▪	Restricted shares, LTIP Units and share options — Straight-line method over the vesting period of the options or shares regardless of cliff or ratable vesting distinctions.

▪	Performance shares — Accelerated method with each vesting tranche valued as a separate award, with a separate vesting date, consistent with the estimated value of the award at each period end.

▪	ESPP discount — Immediately upon the purchase of common shares each quarter.
     The Company accelerates the recognition of compensation expense for all Awards for those individuals approaching or meeting the retirement age criteria discussed above. The total compensation expense related to Awards not yet vested at December 31, 2010 is $19.5 million, which is expected to be recognized over a weighted average term of 1.5 years.
     See Note 2 for additional information regarding the Company’s share-based compensation.
     The table below summarizes the Award activity of the Share Incentive Plans for the three years ended December 31, 2010, 2009 and 2008:

		Weighted		Weighted		Weighted
	Common	Average		Average Fair		Average Fair
	Shares Subject	Exercise Price	Restricted	Value per	LTIP	Value per
	to Options	per Option	Shares	Restricted Share	Units	LTIP Unit
Balance at December 31, 2007	9,185,141	$32.37	1,178,188	$42.30
Awards granted (1)	1,436,574	$38.46	524,983	$38.29
Awards exercised/vested (2) (3)	(995,129)	$24.75	(644,131)	$35.99
Awards forfeited	(113,786)	$43.95	(63,029)	$44.87
Awards expired	(39,541)	$35.91	—	—

Balance at December 31, 2008	9,473,259	$33.94	996,011	$44.16	—	—
Awards granted (1)	2,541,005	$23.08	362,997	$22.62	155,189	$21.11
Awards exercised/vested (2) (3)	(422,713)	$21.62	(340,362)	$42.67	—	—
Awards forfeited	(146,151)	$30.07	(64,280)	$35.28	(573)	$21.11
Awards expired	(95,650)	$32.21	—	—	—	—

Balance at December 31, 2009	11,349,750	$32.03	954,366	$37.10	154,616	$21.11
Awards granted (1)	1,436,115	$33.59	270,805	$34.85	94,096	$32.97
Awards exercised/vested (2) (3)	(2,506,645)	$28.68	(278,183)	$52.25	—	—
Awards forfeited	(76,275)	$29.43	(35,038)	$30.84	(1,204)	$21.11
Awards expired	(96,457)	$42.69	—	—	—	—

Balance at December 31, 2010	10,106,488	$33.00	911,950	$32.05	247,508	$25.62

(1)	The weighted average grant date fair value for Options granted during the years ended December 31, 2010, 2009 and 2008 was $6.18 per share, $3.38 per share and $4.08 per share, respectively.

(2)	The aggregate intrinsic value of options exercised during the years ended December 31, 2010, 2009 and 2008 was $39.6 million, $2.8 million and $15.6 million, respectively. These values were calculated as the difference between the strike price of the underlying awards and the per share price at which each respective award was exercised.

(3)	The fair value of restricted shares vested during the years ended December 31, 2010, 2009 and 2008 was $9.1 million, $8.0 million and $23.9 million, respectively.
     The following table summarizes information regarding options outstanding and exercisable at December 31, 2010:

	Options Outstanding (1)			Options Exercisable (2)
		Weighted
		Average	Weighted		Weighted
		Remaining	Average		Average
		Contractual	Exercise		Exercise
Range of Exercise Prices	Options	Life in Years	Price	Options	Price
$21.40 to $26.75	2,974,937	6.18	$23.42	1,403,771	$23.82
$26.76 to $32.10	2,478,594	3.09	$29.99	2,478,594	$29.99
$32.11 to $37.45	1,374,888	9.01	$32.96	23,546	$32.23
$37.46 to $42.80	2,363,450	5.87	$40.44	2,023,316	$40.75
$42.81 to $48.15	4,202	5.32	$45.25	4,202	$45.25
$48.16 to $53.50	910,417	6.09	$53.19	853,222	$53.50

$21.40 to $53.50	10,106,488	5.73	$33.00	6,786,651	$34.89

Vested and expected to vest as of December 31, 2010	9,718,763	5.69	$33.12

(1)	The aggregate intrinsic value of options outstanding that are vested and expected to vest as of December 31, 2010 is $184.3 million.

(2)	The aggregate intrinsic value and weighted average remaining contractual life in years of options exercisable as of December 31, 2010 is $117.1 million and 4.4 years, respectively.
Note: The aggregate intrinsic values in Notes (1) and (2) above were both calculated as the excess, if any, between the Company’s closing share price of $51.95 per share on December 31, 2010 and the strike price of the underlying awards.
     As of December 31, 2009 and 2008, 7,974,815 Options (with a weighted average exercise price of $33.55) and 7,522,344 Options (with a weighted average exercise price of $31.58) were exercisable, respectively.